Investments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investments (Textual) [Abstract]
No mortgage loans past due and still accruing	90 days
Mortgage Loans	$ 0
Available-for-sale securities, carrying value	53,337	$ 50,280
Deposits [Member]
Investments (Textual) [Abstract]
Available-for-sale securities, carrying value	22	10
Available-for-sale securities, collateral value	$ 365	$ 88